American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Value ETF (AVUV)
November 30, 2024

Avantis U.S. Small Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.6%
Air Freight and Logistics — 0.7%
Air Transport Services Group, Inc.(1)	1,942,530	42,657,959
Hub Group, Inc., Class A	1,212,635	62,620,471
Radiant Logistics, Inc.(1)	259,145	1,938,405
		107,216,835
Automobile Components — 2.3%
American Axle & Manufacturing Holdings, Inc.(1)	3,173,222	20,974,997
Dana, Inc.	3,664,034	36,640,340
Gentherm, Inc.(1)	170,582	7,181,502
Goodyear Tire & Rubber Co.(1)	8,512,733	91,426,753
LCI Industries	527,116	63,680,884
Lear Corp.	143,343	14,024,679
Motorcar Parts of America, Inc.(1)	182,452	1,330,075
Patrick Industries, Inc.	118,780	15,962,844
Phinia, Inc.	1,150,921	64,543,650
Standard Motor Products, Inc.	390,497	12,839,541
Stoneridge, Inc.(1)	249,668	1,712,723
Visteon Corp.(1)	381,415	35,612,719
		365,930,707
Automobiles — 1.3%
Harley-Davidson, Inc.	2,929,837	98,530,418
Thor Industries, Inc.	769,390	85,863,924
Winnebago Industries, Inc.	471,155	27,581,414
		211,975,756
Banks — 18.6%
1st Source Corp.	79,137	5,135,200
ACNB Corp.	78,866	3,695,661
Amalgamated Financial Corp.	416,113	14,826,106
Amerant Bancorp, Inc.	301,604	7,500,891
Ameris Bancorp	527,997	37,107,629
Ames National Corp.	5,545	94,210
Arrow Financial Corp.	257,682	8,498,352
Associated Banc-Corp.	1,479,319	39,483,024
Axos Financial, Inc.(1)	1,118,600	92,676,010
Banc of California, Inc.	251,008	4,324,868
BancFirst Corp.	5,676	716,765
Bancorp, Inc.(1)	963,786	56,314,016
Bank First Corp.	27,886	2,980,177
Bank of Hawaii Corp.	578,523	45,691,747
Bank of Marin Bancorp	105,271	2,661,251
Bank of NT Butterfield & Son Ltd.	890,566	33,779,168
Bank OZK	1,766,283	88,261,162
Bank7 Corp.	26,417	1,259,034
BankFinancial Corp.	54,322	726,828
BankUnited, Inc.	1,395,775	58,720,254
Bankwell Financial Group, Inc.	35,439	1,174,803
Banner Corp.	602,626	44,949,873
Bar Harbor Bankshares	220,989	7,953,394
BayCom Corp.	50,273	1,457,414
BCB Bancorp, Inc.	161,965	2,149,276

Berkshire Hills Bancorp, Inc.	490,263	14,943,216
Bridgewater Bancshares, Inc.(1)	251,495	3,747,276
Brookline Bancorp, Inc.	1,457,673	18,352,103
Business First Bancshares, Inc.	422,505	12,041,392
Byline Bancorp, Inc.	505,201	15,873,415
C&F Financial Corp.	7,838	564,101
California BanCorp(1)	10,469	187,604
Camden National Corp.	167,482	7,890,077
Capital Bancorp, Inc.	50,462	1,461,380
Capital City Bank Group, Inc.	161,104	6,341,053
Carter Bankshares, Inc.(1)	279,544	5,221,882
Cathay General Bancorp	1,260,309	65,548,671
CB Financial Services, Inc.	18,576	594,153
Central Pacific Financial Corp.	525,288	16,767,193
Chemung Financial Corp.	8,611	450,614
ChoiceOne Financial Services, Inc.	42,252	1,583,605
Citizens Financial Services, Inc.	13,691	966,722
City Holding Co.	45,912	6,029,164
Civista Bancshares, Inc.	142,388	3,257,837
CNB Financial Corp.	367,644	10,260,944
Coastal Financial Corp.(1)	127,470	9,757,828
Colony Bankcorp, Inc.	78,154	1,377,855
Columbia Banking System, Inc.	2,429,248	75,330,980
Comerica, Inc.	37,614	2,717,612
Community Trust Bancorp, Inc.	280,557	16,547,252
Community West Bancshares	76,645	1,680,058
ConnectOne Bancorp, Inc.	641,672	17,645,980
CrossFirst Bankshares, Inc.(1)	757,706	13,115,891
Customers Bancorp, Inc.(1)	630,737	35,605,104
CVB Financial Corp.	260,584	6,102,877
Dime Community Bancshares, Inc.	633,688	22,736,725
Eagle Bancorp, Inc.	502,666	14,758,274
Eastern Bankshares, Inc.	249,977	4,659,571
Enterprise Bancorp, Inc.	45,984	1,700,948
Enterprise Financial Services Corp.	667,570	40,448,066
Equity Bancshares, Inc., Class A	60,600	2,908,194
Esquire Financial Holdings, Inc.	131,693	10,231,229
Evans Bancorp, Inc.(2)	49,727	2,208,376
Farmers National Banc Corp.	215,721	3,376,034
FB Financial Corp.	77,709	4,386,673
Fidelity D&D Bancorp, Inc.	2,248	120,718
Financial Institutions, Inc.	285,396	7,751,355
First BanCorp	3,131,941	64,768,540
First Bancorp, Inc.	19,888	568,200
First Bancorp/Southern Pines NC	54,049	2,556,518
First Bancshares, Inc.	320,791	11,914,178
First Bank	165,520	2,448,041
First Busey Corp.	935,918	24,979,651
First Business Financial Services, Inc.	84,096	4,214,892
First Commonwealth Financial Corp.	1,637,326	30,830,849
First Community Bankshares, Inc.	22,657	1,046,074
First Financial Bancorp	90,631	2,676,333
First Financial Corp.	192,627	9,407,903
First Foundation, Inc.	380,996	3,028,918

First Guaranty Bancshares, Inc.	3,844	55,008
First Internet Bancorp	82,663	3,466,060
First Interstate BancSystem, Inc., Class A	95,162	3,327,815
First Merchants Corp.	392,096	17,154,200
First Mid Bancshares, Inc.	359,501	15,102,637
First of Long Island Corp.	365,421	5,287,642
First United Corp.	38,853	1,384,721
First Western Financial, Inc.(1)	3,274	72,716
Five Star Bancorp	199,881	6,586,079
Flushing Financial Corp.	453,642	8,047,609
FNB Corp.	2,809,392	48,181,073
Franklin Financial Services Corp.	19,728	659,704
FS Bancorp, Inc.	70,426	3,359,320
Fulton Financial Corp.	2,417,471	52,169,024
FVCBankcorp, Inc.(1)	30,379	436,850
German American Bancorp, Inc.	27,638	1,243,157
Great Southern Bancorp, Inc.	170,756	10,940,337
Guaranty Bancshares, Inc.	41,614	1,532,227
Hancock Whitney Corp.	1,339,865	79,561,184
Hanmi Financial Corp.	582,773	15,414,346
HarborOne Bancorp, Inc.	251,589	3,240,466
Hawthorn Bancshares, Inc.	20,652	669,125
HBT Financial, Inc.	106,261	2,544,951
Heartland Financial USA, Inc.	279,824	18,907,708
Heritage Commerce Corp.	947,827	10,065,923
Heritage Financial Corp.	162,254	4,291,618
Hilltop Holdings, Inc.	288,185	9,121,055
Hingham Institution For Savings	9,219	2,611,374
Home Bancorp, Inc.	57,451	2,914,489
HomeStreet, Inc.(1)	149,473	1,775,739
HomeTrust Bancshares, Inc.	266,586	9,887,675
Hope Bancorp, Inc.	1,972,743	26,868,760
Horizon Bancorp, Inc.	438,841	8,026,402
Independent Bank Corp.	347,274	25,139,165
Independent Bank Corp. (Michigan)	419,718	15,793,988
Independent Bank Group, Inc.	285,626	19,114,092
International Bancshares Corp.	1,058,373	77,398,817
Investar Holding Corp.	47,209	1,124,518
Kearny Financial Corp.	262,016	2,075,167
Lakeland Financial Corp.	69,162	5,080,641
Live Oak Bancshares, Inc.	88,135	4,177,599
MainStreet Bancshares, Inc.	1,734	32,235
Mercantile Bank Corp.	309,219	15,476,411
Meridian Corp.	442	7,470
Metrocity Bankshares, Inc.	231,554	7,951,564
Metropolitan Bank Holding Corp.(1)	195,394	12,688,886
Mid Penn Bancorp, Inc.	207,533	6,651,433
Midland States Bancorp, Inc.	388,454	10,429,990
MidWestOne Financial Group, Inc.	146,244	4,818,740
MVB Financial Corp.	86,258	1,861,448
National Bank Holdings Corp., Class A	363,764	17,366,093
National Bankshares, Inc.	253	8,121
NBT Bancorp, Inc.	254,080	12,734,490
Nicolet Bankshares, Inc.	3,363	374,638

Northeast Bank	135,645	13,354,250
Northfield Bancorp, Inc.	548,644	7,340,857
Northrim BanCorp, Inc.	98,725	8,398,536
Northwest Bancshares, Inc.	1,147,233	16,841,380
Norwood Financial Corp.	9,627	297,474
Oak Valley Bancorp	18,564	578,454
OceanFirst Financial Corp.	967,600	20,009,968
OFG Bancorp	922,553	41,902,357
Old National Bancorp	2,881,473	66,734,915
Old Second Bancorp, Inc.	823,355	15,314,403
OP Bancorp	70,049	1,213,599
Orange County Bancorp, Inc.	40,772	2,431,642
Origin Bancorp, Inc.	478,007	16,424,321
Orrstown Financial Services, Inc.	184,033	7,269,303
Pacific Premier Bancorp, Inc.	616,337	17,503,971
Parke Bancorp, Inc.	63,376	1,496,307
Pathward Financial, Inc.	496,705	41,663,615
PCB Bancorp	86,249	1,853,491
Peapack-Gladstone Financial Corp.	275,092	9,941,825
Penns Woods Bancorp, Inc.	29,212	942,963
Peoples Bancorp of North Carolina, Inc.	18,211	582,934
Peoples Bancorp, Inc.	596,786	20,935,253
Peoples Financial Services Corp.	9,479	523,146
Plumas Bancorp	801	40,130
Popular, Inc.	332,246	33,011,963
Preferred Bank	131,917	12,443,731
Premier Financial Corp.	621,728	17,228,083
Primis Financial Corp.	86,378	1,079,725
Provident Bancorp, Inc.(1)	14,328	167,208
Provident Financial Services, Inc.	1,009,696	21,324,780
QCR Holdings, Inc.	307,437	28,318,022
RBB Bancorp	280,082	6,682,757
Red River Bancshares, Inc.	6,892	413,865
Renasant Corp.	64,079	2,410,652
Republic Bancorp, Inc., Class A	150,459	11,476,260
Riverview Bancorp, Inc.	114,334	637,984
S&T Bancorp, Inc.	582,864	24,940,751
Sandy Spring Bancorp, Inc.	738,183	27,814,735
ServisFirst Bancshares, Inc.	131,626	12,607,138
Shore Bancshares, Inc.	334,709	5,505,963
Sierra Bancorp	100,572	3,165,001
Simmons First National Corp., Class A	207,657	5,079,290
SmartFinancial, Inc.	218,346	7,917,226
South Plains Financial, Inc.	197,718	7,689,253
Southern First Bancshares, Inc.(1)	73,865	3,301,027
Southern Missouri Bancorp, Inc.	164,692	10,812,030
Southside Bancshares, Inc.	200,454	7,039,944
Stellar Bancorp, Inc.	490,492	15,210,157
Stock Yards Bancorp, Inc.	177,092	13,480,243
Synovus Financial Corp.	758,972	43,314,532
Territorial Bancorp, Inc.	34,377	371,615
Texas Capital Bancshares, Inc.(1)	529,522	46,836,221
Third Coast Bancshares, Inc.(1)	98,841	3,508,856
Timberland Bancorp, Inc.	31,567	1,022,455

Tompkins Financial Corp.	66,070	5,041,802
Towne Bank	588,635	21,561,700
TriCo Bancshares	363,534	17,573,234
TrustCo Bank Corp.	331,361	12,339,884
Trustmark Corp.	617,954	24,168,181
UMB Financial Corp.	735,476	92,294,883
United Community Banks, Inc.	139,172	4,705,405
United Security Bancshares	83,790	823,656
Unity Bancorp, Inc.	71,018	3,224,217
Univest Financial Corp.	509,378	16,177,845
Valley National Bancorp	6,138,074	65,309,107
Veritex Holdings, Inc.	598,753	18,208,079
Virginia National Bankshares Corp.	2,612	106,622
WaFd, Inc.	1,396,099	51,069,301
Washington Trust Bancorp, Inc.	276,495	10,269,024
West BanCorp, Inc.	108,354	2,586,410
Westamerica BanCorp	483,702	27,682,265
Western Alliance Bancorp	186,734	17,480,170
Western New England Bancorp, Inc.	3,560	33,393
Wintrust Financial Corp.	314,465	43,399,315
WSFS Financial Corp.	730,778	43,861,296
Zions Bancorp NA	232,790	14,088,451
		3,003,450,513
Biotechnology — 0.7%
Alkermes PLC(1)	2,049,924	59,488,795
Assembly Biosciences, Inc.(1)	4,397	74,925
Emergent BioSolutions, Inc.(1)	1,680,068	17,002,288
Protagonist Therapeutics, Inc.(1)	621,588	27,225,554
Puma Biotechnology, Inc.(1)	753,067	2,552,897
Pyxis Oncology, Inc.(1)(2)	176,569	354,904
Vanda Pharmaceuticals, Inc.(1)	165,035	849,930
XBiotech, Inc.(1)(2)	106,588	811,135
		108,360,428
Broadline Retail — 1.3%
Dillard's, Inc., Class A	25,350	11,233,092
Kohl's Corp.	3,440,883	51,510,019
Macy's, Inc.	5,790,638	94,039,961
Nordstrom, Inc.	2,474,196	56,188,991
		212,972,063
Building Products — 0.8%
Apogee Enterprises, Inc.	553,747	46,631,035
Insteel Industries, Inc.	459,758	13,553,666
JELD-WEN Holding, Inc.(1)	2,173,648	23,671,027
Quanex Building Products Corp.	721,749	21,479,250
Tecnoglass, Inc.	226,162	18,330,430
UFP Industries, Inc.	82,537	11,216,778
		134,882,186
Capital Markets — 0.5%
Diamond Hill Investment Group, Inc.	30,305	5,010,932
Open Lending Corp., Class A(1)	38,119	243,199
Oppenheimer Holdings, Inc., Class A	152,176	9,390,781
StoneX Group, Inc.(1)	529,469	54,937,704
Virtus Investment Partners, Inc.	50,752	12,534,221
		82,116,837

Chemicals — 2.1%
AdvanSix, Inc.	596,369	19,364,101
Arcadium Lithium PLC(1)	2,439,562	12,807,700
Ashland, Inc.	155,280	12,121,157
Cabot Corp.	1,009,517	110,663,253
Chemours Co.	1,445,598	31,427,300
Core Molding Technologies, Inc.(1)	172,941	2,860,444
Hawkins, Inc.	257,990	34,702,235
Intrepid Potash, Inc.(1)	153,190	4,152,981
Koppers Holdings, Inc.	3,276	125,995
Kronos Worldwide, Inc.	89,034	1,006,975
LSB Industries, Inc.(1)	1,342,577	11,854,955
Mativ Holdings, Inc.	1,112,097	14,624,076
NewMarket Corp.	10,986	5,861,690
Orion SA	1,406,711	25,911,617
Rayonier Advanced Materials, Inc.(1)	1,742,653	15,352,773
Stepan Co.	347,320	26,708,908
Tronox Holdings PLC, Class A	1,296,346	15,685,787
Valhi, Inc.	17,120	438,272
		345,670,219
Commercial Services and Supplies — 0.8%
ACCO Brands Corp.	1,537,293	8,947,045
Acme United Corp.	39,148	1,742,478
Aris Water Solutions, Inc., Class A	415,100	11,166,190
Civeo Corp.	324,966	7,597,705
Ennis, Inc.	474,811	10,127,719
Interface, Inc.	1,588,997	42,187,870
Steelcase, Inc., Class A	2,419,099	32,585,264
Team, Inc.(1)	9,073	153,152
Virco Mfg. Corp.	363,329	5,965,862
		120,473,285
Communications Equipment — 0.1%
Aviat Networks, Inc.(1)	352	5,572
KVH Industries, Inc.(1)	6,643	36,603
NETGEAR, Inc.(1)	580,411	14,278,111
Viasat, Inc.(1)	893,848	8,339,602
		22,659,888
Construction and Engineering — 2.0%
Ameresco, Inc., Class A(1)	640,430	18,040,913
Argan, Inc.	374,788	58,444,441
Everus Construction Group, Inc.(1)	860,475	54,777,838
Granite Construction, Inc.	572,040	56,843,615
Great Lakes Dredge & Dock Corp.(1)	1,159,867	14,649,120
IES Holdings, Inc.(1)	33,289	10,314,763
Limbach Holdings, Inc.(1)	101,104	10,058,837
Matrix Service Co.(1)	142,653	1,891,579
MYR Group, Inc.(1)	13,243	2,091,070
Northwest Pipe Co.(1)	168,414	9,442,131
Orion Group Holdings, Inc.(1)	513,603	4,478,618
Sterling Infrastructure, Inc.(1)	240,118	46,690,945
Tutor Perini Corp.(1)	1,028,400	27,951,912
		315,675,782
Construction Materials — 0.2%
Knife River Corp.(1)	178,210	18,444,735
U.S. Lime & Minerals, Inc.	42,101	6,441,453
		24,886,188

Consumer Finance — 2.0%
Atlanticus Holdings Corp.(1)	30,734	1,790,563
Bread Financial Holdings, Inc.	1,118,684	65,812,180
Consumer Portfolio Services, Inc.(1)	62,332	645,760
Encore Capital Group, Inc.(1)	781	38,413
EZCORP, Inc., Class A(1)	397,885	5,092,928
Green Dot Corp., Class A(1)	736,121	7,559,963
LendingClub Corp.(1)	1,425,414	23,718,889
Medallion Financial Corp.	181,711	1,711,718
Navient Corp.	1,488,109	23,184,738
Nelnet, Inc., Class A	106,403	11,589,415
OneMain Holdings, Inc.	593,687	34,047,949
PRA Group, Inc.(1)	9,601	203,541
PROG Holdings, Inc.	422,564	20,561,964
Regional Management Corp.	109,558	3,344,806
SLM Corp.	4,518,954	123,728,960
World Acceptance Corp.(1)	40,635	4,913,584
		327,945,371
Consumer Staples Distribution & Retail — 2.2%
Andersons, Inc.	972,057	46,406,001
Ingles Markets, Inc., Class A	393,507	29,080,167
Natural Grocers by Vitamin Cottage, Inc.	361,458	17,006,599
PriceSmart, Inc.	633,868	56,883,314
SpartanNash Co.	848,257	16,099,918
Sprouts Farmers Market, Inc.(1)	741,611	114,564,067
United Natural Foods, Inc.(1)	1,543,471	38,324,385
Village Super Market, Inc., Class A	213,972	6,926,274
Weis Markets, Inc.	384,288	27,987,695
		353,278,420
Containers and Packaging — 0.0%
Myers Industries, Inc.	387,255	4,492,158
Distributors — 0.0%
Weyco Group, Inc.	5,983	213,653
Diversified Consumer Services — 0.5%
American Public Education, Inc.(1)	423,664	8,735,952
Graham Holdings Co., Class B	3,797	3,535,462
Perdoceo Education Corp.	1,283,242	35,224,993
Stride, Inc.(1)	182,429	19,496,187
Universal Technical Institute, Inc.(1)	698,793	18,077,775
		85,070,369
Diversified Telecommunication Services — 0.5%
ATN International, Inc.	292,471	5,785,076
Frontier Communications Parent, Inc.(1)	1,125,527	39,179,595
Iridium Communications, Inc.	1,214,131	36,083,973
Shenandoah Telecommunications Co.	282,111	3,760,540
		84,809,184
Electrical Equipment — 1.1%
Atkore, Inc.	623,284	58,781,914
EnerSys	397,053	38,379,143
Espey Mfg. & Electronics Corp.	1,546	46,658
LSI Industries, Inc.	200,706	4,102,431
Powell Industries, Inc.	273,771	73,200,890
Preformed Line Products Co.	33,024	4,491,924
Shoals Technologies Group, Inc., Class A(1)	25,607	133,669
		179,136,629

Electronic Equipment, Instruments and Components — 3.2%
Avnet, Inc.	1,600,606	87,569,154
Bel Fuse, Inc., Class A	22,450	2,170,017
Bel Fuse, Inc., Class B	288,880	23,162,398
Benchmark Electronics, Inc.	906,212	43,942,220
Daktronics, Inc.(1)	1,121,594	17,272,548
ePlus, Inc.(1)	623,682	50,430,926
IPG Photonics Corp.(1)	36,307	2,833,398
Kimball Electronics, Inc.(1)	369,736	7,250,523
Methode Electronics, Inc.	408,792	4,464,009
M-Tron Industries, Inc.(1)	1,805	118,336
PC Connection, Inc.	241,979	17,562,836
Plexus Corp.(1)	368,402	60,565,289
Sanmina Corp.(1)	762,280	60,532,655
ScanSource, Inc.(1)	606,863	30,591,964
TTM Technologies, Inc.(1)	1,357,997	33,107,967
Vishay Intertechnology, Inc.	3,225,302	61,603,268
Vishay Precision Group, Inc.(1)	233,735	5,368,893
		508,546,401
Energy Equipment and Services — 4.3%
Archrock, Inc.	4,258,403	109,100,285
Atlas Energy Solutions, Inc.(2)	16,078	378,958
Bristow Group, Inc.(1)	443,340	16,944,455
ChampionX Corp.	390,826	12,096,065
DMC Global, Inc.(1)	102,991	829,078
Energy Services of America Corp.	198,123	3,187,799
Expro Group Holdings NV(1)	290,900	4,040,601
Forum Energy Technologies, Inc.(1)	39,992	609,878
Geospace Technologies Corp.(1)	124,442	1,336,507
Helix Energy Solutions Group, Inc.(1)	3,874,121	41,414,353
Helmerich & Payne, Inc.	2,270,490	78,627,069
KLX Energy Services Holdings, Inc.(1)(2)	180,936	1,091,044
Kodiak Gas Services, Inc.	718,570	29,058,971
Liberty Energy, Inc., Class A	4,474,889	82,337,958
Nabors Industries Ltd.(1)	227,264	16,687,995
Natural Gas Services Group, Inc.(1)	65,295	1,812,589
Newpark Resources, Inc.(1)	2,117,141	17,699,299
Noble Corp. PLC	479,290	16,041,836
Oceaneering International, Inc.(1)	2,235,077	67,007,608
Oil States International, Inc.(1)	499,618	2,747,899
Patterson-UTI Energy, Inc.	8,155,264	68,504,218
ProFrac Holding Corp., Class A(1)(2)	423,533	3,841,444
ProPetro Holding Corp.(1)	2,628,346	22,078,106
Ranger Energy Services, Inc.	319,633	5,273,944
RPC, Inc.	2,488,751	16,027,556
Seadrill Ltd.(1)	131,514	5,344,729
Select Water Solutions, Inc., Class A	2,540,332	37,520,704
Solaris Energy Infrastructure, Inc., Class A	603,146	14,867,549
TETRA Technologies, Inc.(1)	1,049,854	4,041,938
Tidewater, Inc.(1)	4,401	227,620
Transocean Ltd.(1)	4,282,309	18,842,160
		699,620,215
Entertainment — 0.1%
Marcus Corp.	583,981	13,221,330
Playstudios, Inc.(1)	139,143	267,154
		13,488,484

Financial Services — 3.8%
Acacia Research Corp.(1)	348,379	1,585,124
Alerus Financial Corp.	115,993	2,556,486
Cass Information Systems, Inc.	58,894	2,642,574
Enact Holdings, Inc.	514,414	18,112,517
Essent Group Ltd.	653,241	37,744,265
Federal Agricultural Mortgage Corp., Class C	173,598	37,057,965
International Money Express, Inc.(1)	139,336	2,935,810
Jackson Financial, Inc., Class A	1,259,413	126,180,588
Merchants Bancorp	377,651	15,589,433
MGIC Investment Corp.	2,306,769	60,575,754
NewtekOne, Inc.	57,741	837,245
NMI Holdings, Inc., Class A(1)	1,602,414	64,080,536
Onity Group, Inc.(1)	11,470	354,079
Pagseguro Digital Ltd., Class A(1)	788,071	5,784,441
Payoneer Global, Inc.(1)	3,326,232	36,289,191
PennyMac Financial Services, Inc.	320,877	34,375,553
Radian Group, Inc.	2,911,960	104,219,048
StoneCo Ltd., A Shares(1)	499,084	4,731,316
Velocity Financial, Inc.(1)	70,188	1,436,047
Walker & Dunlop, Inc.	444,342	48,957,602
Waterstone Financial, Inc.	123,271	1,860,159
		607,905,733
Food Products — 1.4%
B&G Foods, Inc.	1,802,304	12,039,391
Calavo Growers, Inc.	341,754	9,470,003
Cal-Maine Foods, Inc.	1,091,870	106,577,431
Dole PLC	1,626,902	24,517,413
Fresh Del Monte Produce, Inc.	718,446	24,247,552
John B Sanfilippo & Son, Inc.	89,139	7,697,153
Lifeway Foods, Inc.(1)	54,369	1,329,322
Mission Produce, Inc.(1)	266,352	3,542,482
Seaboard Corp.	3,914	10,231,118
WK Kellogg Co.	1,111,144	23,111,795
		222,763,660
Gas Utilities — 0.5%
MDU Resources Group, Inc.	4,071,534	81,593,541
Ground Transportation — 2.1%
ArcBest Corp.	495,799	57,155,709
Covenant Logistics Group, Inc.	162,534	9,439,975
Heartland Express, Inc.	868,110	11,085,765
Hertz Global Holdings, Inc.(1)(2)	1,384,497	6,811,725
Marten Transport Ltd.	1,480,549	25,731,941
PAMT Corp.(1)	61,496	1,166,579
Ryder System, Inc.	685,783	115,787,602
Schneider National, Inc., Class B	899,892	30,245,370
Universal Logistics Holdings, Inc.	191,881	9,998,919
Werner Enterprises, Inc.	1,617,201	66,111,177
		333,534,762
Health Care Equipment and Supplies — 0.4%
Bioventus, Inc., Class A(1)	667,470	8,203,206
FONAR Corp.(1)	29,572	487,051
Integra LifeSciences Holdings Corp.(1)	21,814	536,188
Kewaunee Scientific Corp.(1)	27,793	1,159,802

Lantheus Holdings, Inc.(1)	15,304	1,366,188
OraSure Technologies, Inc.(1)	1,962,093	7,455,953
Pro-Dex, Inc.(1)(2)	4,736	241,536
QuidelOrtho Corp.(1)	770,276	31,581,316
Utah Medical Products, Inc.	1,162	75,821
Varex Imaging Corp.(1)	17,791	296,754
Zimvie, Inc.(1)	483,066	7,130,054
		58,533,869
Health Care Providers and Services — 0.6%
Brookdale Senior Living, Inc.(1)	1,476,732	8,387,838
Cross Country Healthcare, Inc.(1)	880,008	9,468,886
DocGo, Inc.(1)	53,934	233,534
Nutex Health, Inc.(1)	28,086	1,044,799
Patterson Cos., Inc.	1,147,475	24,659,238
Premier, Inc., Class A	2,184,784	50,031,554
		93,825,849
Hotels, Restaurants and Leisure — 1.2%
BJ's Restaurants, Inc.(1)	568,474	21,852,141
Canterbury Park Holding Corp.	194	3,894
Century Casinos, Inc.(1)	32,005	140,822
Cheesecake Factory, Inc.	1,065,929	53,978,645
Cracker Barrel Old Country Store, Inc.(2)	513,050	28,505,058
Full House Resorts, Inc.(1)	309,695	1,461,760
Golden Entertainment, Inc.	245,772	8,292,347
Life Time Group Holdings, Inc.(1)	62,735	1,522,578
Monarch Casino & Resort, Inc.	331,000	27,807,310
ONE Group Hospitality, Inc.(1)	246,138	868,867
Playa Hotels & Resorts NV(1)	2,468,104	24,162,738
Potbelly Corp.(1)	17,142	178,277
RCI Hospitality Holdings, Inc.	60,057	3,150,590
Super Group SGHC Ltd.	3,425,554	22,779,934
Target Hospitality Corp.(1)	532,789	4,406,165
		199,111,126
Household Durables — 2.4%
Bassett Furniture Industries, Inc.	57,768	879,807
Cricut, Inc., Class A	943,506	4,896,796
Ethan Allen Interiors, Inc.	589,680	18,120,866
Flexsteel Industries, Inc.	78,163	4,613,962
Hamilton Beach Brands Holding Co., Class A	166,202	3,219,333
Hooker Furnishings Corp.	177,002	3,315,247
Hovnanian Enterprises, Inc., Class A(1)	48,057	9,448,487
KB Home	933,495	77,237,376
Landsea Homes Corp.(1)	102,668	1,173,495
La-Z-Boy, Inc.	964,206	43,649,606
Legacy Housing Corp.(1)	90,971	2,380,711
Lifetime Brands, Inc.	204,433	1,204,110
Lovesac Co.(1)	356,401	13,443,446
M/I Homes, Inc.(1)	677,148	111,749,734
Meritage Homes Corp.	17,367	3,318,313
Sonos, Inc.(1)	109,137	1,485,354
Taylor Morrison Home Corp.(1)	4,440	327,983
Tri Pointe Homes, Inc.(1)	1,518,804	66,113,538
Universal Electronics, Inc.(1)	200,765	2,324,859
Worthington Enterprises, Inc.	559,192	22,882,137
		391,785,160

Household Products — 0.3%
Central Garden & Pet Co.(1)	153,141	6,087,355
Central Garden & Pet Co., Class A(1)	1,096,630	37,055,128
Oil-Dri Corp. of America	120,937	8,359,165
		51,501,648
Independent Power and Renewable Electricity Producers — 0.0%
Montauk Renewables, Inc.(1)	691,524	3,056,536
Insurance — 4.0%
Ambac Financial Group, Inc.(1)	775,340	9,955,366
American Coastal Insurance Corp., Class C(1)	301,872	4,144,703
AMERISAFE, Inc.	28,052	1,655,629
Assured Guaranty Ltd.	782,861	73,025,274
Axis Capital Holdings Ltd.	705,804	65,668,004
Brighthouse Financial, Inc.(1)	1,372,610	71,746,325
CNO Financial Group, Inc.	2,309,710	92,157,429
Crawford & Co., Class A	101,968	1,208,321
Crawford & Co., Class B	36,899	411,793
Employers Holdings, Inc.	441,701	23,569,165
Enstar Group Ltd.(1)	136,391	44,286,158
F&G Annuities & Life, Inc.	190,017	9,183,522
Fidelis Insurance Holdings Ltd.	1,048,748	21,530,796
Genworth Financial, Inc., Class A(1)	5,705,390	44,502,042
Greenlight Capital Re Ltd., A Shares(1)	377,222	5,631,924
Hanover Insurance Group, Inc.	120,427	19,871,659
HCI Group, Inc.	124,942	15,226,682
Heritage Insurance Holdings, Inc.(1)	470,635	5,849,993
Horace Mann Educators Corp.	116,135	4,862,572
Investors Title Co.	6,182	1,771,205
James River Group Holdings Ltd.	250,868	1,176,571
Kingstone Cos., Inc.(1)	49,970	836,998
Mercury General Corp.	210,908	16,653,296
Oscar Health, Inc., Class A(1)	862,109	14,940,349
Palomar Holdings, Inc.(1)	211,675	22,924,402
ProAssurance Corp.(1)	192,628	3,220,740
Safety Insurance Group, Inc.	36,344	3,119,769
SiriusPoint Ltd.(1)	2,132,972	32,890,428
Skyward Specialty Insurance Group, Inc.(1)	270,259	14,623,714
United Fire Group, Inc.	77,942	2,385,025
Universal Insurance Holdings, Inc.	481,051	10,886,184
White Mountains Insurance Group Ltd.	4,130	8,301,259
		648,217,297
Interactive Media and Services — 0.1%
Cars.com, Inc.(1)	983,639	19,544,907
Outbrain, Inc.(1)	43,603	236,764
		19,781,671
IT Services — 0.7%
Applied Digital Corp.(1)	751,597	7,591,130
CSP, Inc.	22,627	367,689
DXC Technology Co.(1)	4,922,897	110,765,182
		118,724,001
Leisure Products — 0.9%
American Outdoor Brands, Inc.(1)	18,140	177,954
Clarus Corp.	446,998	2,029,371
Escalade, Inc.	3,175	47,625

Funko, Inc., Class A(1)	553,051	6,498,349
JAKKS Pacific, Inc.(1)	180,923	5,270,287
Latham Group, Inc.(1)	680,653	4,512,729
Malibu Boats, Inc., Class A(1)	474,825	20,583,664
Marine Products Corp.	75,227	743,995
MasterCraft Boat Holdings, Inc.(1)	362,405	7,682,986
Polaris, Inc.	798,008	55,062,552
Revelyst, Inc.(1)	1,488,919	28,140,569
Smith & Wesson Brands, Inc.	876,447	11,902,150
Sturm Ruger & Co., Inc.	132,792	5,058,047
		147,710,278
Life Sciences Tools and Services — 0.0%
OmniAb, Inc.(1)	21,075	4,318
OmniAb, Inc.(1)	21,075	2,797
		7,115
Machinery — 2.9%
Albany International Corp., Class A	48,153	3,991,884
Astec Industries, Inc.	48,550	1,874,516
Commercial Vehicle Group, Inc.(1)	741,584	1,787,217
Eastern Co.	16,428	471,812
Graham Corp.(1)	79,078	3,544,276
Greenbrier Cos., Inc.	798,763	54,315,884
Hyster-Yale, Inc.	217,002	12,204,193
Kennametal, Inc.	2,001,043	57,429,934
L.B. Foster Co., Class A(1)	106,158	3,049,919
Lindsay Corp.	13,223	1,755,618
Luxfer Holdings PLC	517,120	7,425,843
Manitowoc Co., Inc.(1)	184,696	1,963,318
Mayville Engineering Co., Inc.(1)	158,024	2,662,704
Mueller Industries, Inc.	1,543,353	124,656,622
Mueller Water Products, Inc., Class A	79,294	1,985,522
NN, Inc.(1)	530,200	2,115,498
Park-Ohio Holdings Corp.	151,284	4,866,806
Taylor Devices, Inc.(1)	45,433	2,184,419
Tennant Co.	94,812	8,378,536
Terex Corp.	1,534,595	84,080,460
Titan International, Inc.(1)	909,333	6,656,318
Trinity Industries, Inc.	1,642,802	61,933,635
Twin Disc, Inc.	47,204	590,522
Wabash National Corp.	1,093,220	21,678,553
		471,604,009
Marine Transportation — 1.2%
Costamare, Inc.	847,135	11,182,182
Genco Shipping & Trading Ltd.	1,122,165	17,808,759
Matson, Inc.	936,554	143,461,342
Pangaea Logistics Solutions Ltd.	784,899	4,316,944
Safe Bulkers, Inc.	1,585,409	6,135,533
Star Bulk Carriers Corp.	409,684	7,095,727
		190,000,487
Media — 0.7%
AMC Networks, Inc., Class A(1)(2)	691,398	6,512,969
Cable One, Inc.	52,168	21,922,037
EchoStar Corp., Class A(1)	2,561,133	64,771,054
Entravision Communications Corp., Class A	329,478	803,926

Ibotta, Inc., Class A(1)(2)	2,934	214,593
PubMatic, Inc., Class A(1)	146,312	2,333,676
Scholastic Corp.	511,543	13,494,504
WideOpenWest, Inc.(1)	29,615	157,256
		110,210,015
Metals and Mining — 2.9%
Alpha Metallurgical Resources, Inc.	308,525	75,764,484
Arch Resources, Inc.	498,337	85,674,097
Caledonia Mining Corp. PLC	276,544	2,914,774
Cleveland-Cliffs, Inc.(1)	1,257,368	15,654,231
Commercial Metals Co.	544,723	33,603,962
Kaiser Aluminum Corp.	348,083	28,292,186
Metallus, Inc.(1)	1,080,513	18,012,152
Metals Acquisition Ltd., Class A(1)	692,738	8,797,773
Olympic Steel, Inc.	277,762	11,743,777
Radius Recycling, Inc., Class A	580,146	11,498,494
Ramaco Resources, Inc., Class A	722,867	9,216,554
Ramaco Resources, Inc., Class B	137,935	1,415,213
Ryerson Holding Corp.	778,634	20,010,894
SunCoke Energy, Inc.	2,518,302	31,378,043
Tredegar Corp.(1)	349,263	2,504,216
Universal Stainless & Alloy Products, Inc.(1)	189,708	8,426,829
Warrior Met Coal, Inc.	1,512,916	106,388,253
		471,295,932
Oil, Gas and Consumable Fuels — 10.3%
Amplify Energy Corp.(1)	841,680	5,647,673
Antero Midstream Corp.	1,438,383	22,970,977
Ardmore Shipping Corp.	1,234,479	13,776,786
Berry Corp.	1,735,708	7,081,689
California Resources Corp.	1,992,399	117,870,325
Civitas Resources, Inc.	727,576	37,746,643
CNX Resources Corp.(1)	3,093,016	125,329,008
Comstock Resources, Inc.(2)	2,399,475	37,359,826
CONSOL Energy, Inc.	666,462	87,106,583
Crescent Energy Co., Class A	3,273,000	48,669,510
CVR Energy, Inc.	563,244	10,898,771
DHT Holdings, Inc.	3,293,409	31,023,913
Dorian LPG Ltd.	1,113,288	27,242,157
EnLink Midstream LLC(1)	792,662	12,690,519
Epsilon Energy Ltd.	83,877	488,164
Evolution Petroleum Corp.	491,057	2,877,594
FutureFuel Corp.	421,596	2,196,515
Golar LNG Ltd.	694,529	27,343,607
Gran Tierra Energy, Inc.(1)	951,667	6,547,469
Granite Ridge Resources, Inc.	1,657,490	10,690,811
Green Plains, Inc.(1)	417,498	4,508,978
Gulfport Energy Corp.(1)	47,739	8,392,516
Hallador Energy Co.(1)	656,276	8,006,567
HighPeak Energy, Inc.	586,166	8,833,522
International Seaways, Inc.	1,356,558	52,905,762
Kimbell Royalty Partners LP	1,779,063	28,785,239
Kosmos Energy Ltd.(1)	12,085,816	47,618,115
Magnolia Oil & Gas Corp., Class A	4,273,320	118,541,897
Matador Resources Co.	332,641	19,961,786

Murphy Oil Corp.	1,188,232	38,581,893
NACCO Industries, Inc., Class A	37,687	1,213,898
Nordic American Tankers Ltd.	4,239,943	11,363,047
Northern Oil & Gas, Inc.	2,566,185	111,603,386
Par Pacific Holdings, Inc.(1)	1,261,449	21,987,056
PBF Energy, Inc., Class A	1,505,152	47,397,237
Peabody Energy Corp.	3,180,971	75,866,158
PHX Minerals, Inc.	52,594	200,383
PrimeEnergy Resources Corp.(1)	5,014	1,008,065
REX American Resources Corp.(1)	328,775	14,239,245
Riley Exploration Permian, Inc.	293,521	10,302,587
Ring Energy, Inc.(1)	2,307,359	3,530,259
SandRidge Energy, Inc.	795,397	9,330,007
Scorpio Tankers, Inc.	1,347,849	68,282,030
SFL Corp. Ltd.	2,905,024	30,560,852
SM Energy Co.	3,057,428	138,165,171
Talos Energy, Inc.(1)	3,558,568	40,033,890
Teekay Corp. Ltd.(1)	1,676,965	12,376,002
Teekay Tankers Ltd., Class A	756,476	30,448,159
VAALCO Energy, Inc.	3,231,059	16,543,022
Vital Energy, Inc.(1)(2)	340,050	11,163,842
Vitesse Energy, Inc.	477,957	13,421,033
World Kinect Corp.	775,074	22,438,392
		1,663,168,536
Paper and Forest Products — 0.9%
Clearwater Paper Corp.(1)	529,066	14,348,270
Louisiana-Pacific Corp.	370,100	43,745,820
Mercer International, Inc.	479,644	2,959,403
Sylvamo Corp.	834,481	77,014,252
		138,067,745
Passenger Airlines — 2.3%
Alaska Air Group, Inc.(1)	2,669,825	140,432,795
Allegiant Travel Co.	458,758	37,544,755
JetBlue Airways Corp.(1)	7,153,247	42,704,885
SkyWest, Inc.(1)	1,182,687	135,701,506
Sun Country Airlines Holdings, Inc.(1)	1,007,032	14,491,190
		370,875,131
Personal Care Products — 0.1%
Lifevantage Corp.	86,020	1,256,752
Medifast, Inc.(1)	211,414	4,158,513
Nature's Sunshine Products, Inc.(1)	254,949	4,140,372
Nu Skin Enterprises, Inc., Class A	632,594	4,617,936
Olaplex Holdings, Inc.(1)	445,014	858,877
USANA Health Sciences, Inc.(1)	183,052	7,052,994
		22,085,444
Pharmaceuticals — 0.8%
Amphastar Pharmaceuticals, Inc.(1)	385,462	17,419,028
ANI Pharmaceuticals, Inc.(1)	47,911	2,741,946
Harmony Biosciences Holdings, Inc.(1)	813,143	28,191,668
Innoviva, Inc.(1)	1,029,353	19,547,413
Pacira BioSciences, Inc.(1)	17,594	297,515
Phibro Animal Health Corp., Class A	510,632	11,933,470
SIGA Technologies, Inc.	1,029,138	7,492,125
Supernus Pharmaceuticals, Inc.(1)	897,120	32,807,678
		120,430,843

Professional Services — 0.4%
Alight, Inc., Class A(1)	2,243,602	17,948,816
Clarivate PLC(1)(2)	3,586,688	20,551,722
Conduent, Inc.(1)	1,345,703	5,019,472
Heidrick & Struggles International, Inc.	161,242	7,439,706
IBEX Holdings Ltd.(1)	92,666	1,899,653
Kelly Services, Inc., Class A	727,447	10,657,099
Kforce, Inc.	27,102	1,625,849
TrueBlue, Inc.(1)	482,843	3,630,979
		68,773,296
Real Estate Management and Development — 0.6%
Forestar Group, Inc.(1)	478,150	14,272,777
Howard Hughes Holdings, Inc.(1)	480,021	41,637,022
Opendoor Technologies, Inc.(1)	16,895,173	39,534,705
RE/MAX Holdings, Inc., Class A(1)	192,118	2,528,273
Seaport Entertainment Group, Inc.(1)(2)	23,599	798,826
		98,771,603
Semiconductors and Semiconductor Equipment — 0.7%
Alpha & Omega Semiconductor Ltd.(1)	181,083	7,509,512
Amkor Technology, Inc.	381,035	10,074,566
Diodes, Inc.(1)	425,327	27,646,255
Kulicke & Soffa Industries, Inc.	260,900	12,632,778
Penguin Solutions, Inc.(1)	982,187	17,816,872
Photronics, Inc.(1)	1,682,488	41,910,776
		117,590,759
Software — 1.2%
CoreCard Corp.(1)	22,658	475,365
InterDigital, Inc.	513,889	100,701,688
MARA Holdings, Inc.(1)(2)	3,355,113	91,997,198
Silvaco Group, Inc.(1)	29,706	245,075
		193,419,326
Specialty Retail — 4.1%
1-800-Flowers.com, Inc., Class A(1)(2)	596,221	4,847,277
Abercrombie & Fitch Co., Class A(1)	456,270	68,299,056
Academy Sports & Outdoors, Inc.	906,870	44,663,347
Advance Auto Parts, Inc.	803,734	33,234,401
American Eagle Outfitters, Inc.	4,783,165	92,028,095
Arhaus, Inc.	763,467	7,581,227
Buckle, Inc.	758,794	39,525,579
Build-A-Bear Workshop, Inc.	348,248	13,229,942
Caleres, Inc.	946,212	29,398,807
Cato Corp., Class A	90,435	288,488
Designer Brands, Inc., Class A	1,176,204	5,833,972
Destination XL Group, Inc.(1)	1,339,196	3,227,462
Duluth Holdings, Inc., Class B(1)	73,355	280,950
Five Below, Inc.(1)	112,255	10,406,039
Foot Locker, Inc.(1)	1,145,252	28,803,088
Gap, Inc.	787,708	19,101,919
Genesco, Inc.(1)	217,141	7,293,766
Guess?, Inc.	858,498	14,130,877
Haverty Furniture Cos., Inc.	341,814	8,070,229
Lands' End, Inc.(1)	307,939	4,911,627
ODP Corp.(1)	855,320	21,964,618
Shoe Carnival, Inc.	456,799	15,421,534
Signet Jewelers Ltd.	967,542	96,947,708

Sportsman's Warehouse Holdings, Inc.(1)	178,330	381,626
Tile Shop Holdings, Inc.(1)	241,224	1,599,315
Urban Outfitters, Inc.(1)	1,829,353	89,144,372
Zumiez, Inc.(1)	12,077	266,539
		660,881,860
Technology Hardware, Storage and Peripherals — 0.0%
Eastman Kodak Co.(1)	532,300	3,859,175
Immersion Corp.	269,044	2,405,253
		6,264,428
Textiles, Apparel and Luxury Goods — 1.7%
Carter's, Inc.	861,616	47,018,385
Columbia Sportswear Co.	711,747	62,092,808
Figs, Inc., Class A(1)	950,036	4,930,687
G-III Apparel Group Ltd.(1)	1,191,902	35,316,056
Lakeland Industries, Inc.	4,131	93,526
Movado Group, Inc.	337,970	6,877,689
Oxford Industries, Inc.	389,921	32,429,730
PVH Corp.	302,114	32,740,094
Rocky Brands, Inc.	179,266	3,890,072
Superior Group of Cos., Inc.	304,087	5,148,193
Under Armour, Inc., Class A(1)	2,928,794	28,438,590
Under Armour, Inc., Class C(1)	1,547,153	13,568,532
Unifi, Inc.(1)	48,380	268,993
Vera Bradley, Inc.(1)	463,373	2,710,732
		275,524,087
Trading Companies and Distributors — 4.4%
Air Lease Corp.	2,658,182	135,301,464
Alta Equipment Group, Inc.	218,927	1,731,712
BlueLinx Holdings, Inc.(1)	255,728	32,145,010
Boise Cascade Co.	935,955	138,146,958
DNOW, Inc.(1)	1,180,140	17,761,107
GATX Corp.	949,768	155,913,915
Global Industrial Co.	25,714	726,420
H&E Equipment Services, Inc.	832,269	49,719,750
Herc Holdings, Inc.	602,335	139,741,720
Hudson Technologies, Inc.(1)	619,454	3,679,557
Karat Packaging, Inc.	153,202	4,732,410
MRC Global, Inc.(1)	1,693,234	23,654,479
Willis Lease Finance Corp.	5,036	1,098,200
		704,352,702
Wireless Telecommunication Services — 0.7%
Telephone & Data Systems, Inc.	2,756,187	94,206,472
U.S. Cellular Corp.(1)	410,705	26,063,339
		120,269,811
TOTAL COMMON STOCKS (Cost $13,366,363,831)		16,094,509,831
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	50,436,837	50,436,837
State Street Navigator Securities Lending Government Money Market Portfolio(3)	17,233,357	17,233,357
TOTAL SHORT-TERM INVESTMENTS (Cost $67,670,194)		67,670,194
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $13,434,034,025)		16,162,180,025
OTHER ASSETS AND LIABILITIES — 0.0%		(4,218,861)
TOTAL NET ASSETS — 100.0%		$16,157,961,164

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $125,370,660. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $127,198,852, which includes securities collateral of $109,965,495.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.